14. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets

	2014	2013
Current
Federal	$-	$-
State	-	-
Deferred
Federal	-	-
State	-	-
	$-	$-

Deferred tax assets:
Net operating losses	$9,464,388	$9,309,598
Net operating losses from discontinued operations	-	136,172
Stock-based compensation	1,556,796	3,956,819
Impairment expense	6,395,176	6,985,532
Accrued liabilities	294,387	250,000
Charitable contribution carryover	47,960	-
Other deferred tax assets	(32,701)	19,075
Valuation allowance	(17,726,006)	(20,657,196)
Net deferred tax assets	$-	$-

Federal statutory rate reconciliation

	2014	2013
Federal statutory rate	34.0%	34.0%
State income taxes net of federal impact	0.2%	3.5%
Increase in income taxes resulting from:
Change in valuation allowance	-34.2%	-37.5%
Effective tax rate	0.0%	0.0%